COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Rental leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $2,626, $2,528 and $2,668, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2013	$2,049
2014	646
2015	338
$3,033

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2019 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2010, 2011 and 2012 were $134,293, $160,199 and $177,996, respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2013	$176,827
2014	147,269
2015	83,781
2016	23,611
2017	16,997
2018 and thereafter	36,932

$485,417

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment in airports and gas stations. The minimum purchase payments under non-cancellable purchase agreements were $19,998 and $8,427 for the year ending December 31, 2013 and 2014, respectively.